Fair Value Measurements - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Detail) - CAD ($) $ in Millions		Jul. 31, 2024	Oct. 31, 2023
Securities
Amortized cost	[1]	$ 117,869	$ 116,814
Loans
Consumer instalment and other personal		92,555	104,042
Credit cards		13,437	12,294
Business and government		384,996	366,886
Deposits		965,239	910,879
Securitization and structured entities' liabilities		36,222	27,094
Other liabilities		56,930	62,742
Subordinated debt		9,321	8,228
Fair Value [member]
Securities
Amortized cost		109,610	104,171
Not Carried At Fair Value [member] | At carrying value [member]
Securities
Amortized cost		117,869	116,814
Loans
Residential mortgages		186,183	175,350
Consumer instalment and other personal		91,844	103,267
Credit cards		12,924	11,893
Business and government		369,027	358,712
Loans net of allowance for loan losses		659,978	649,222
Deposits		911,856	875,034
Securitization and structured entities' liabilities		22,064	24,631
Other liabilities		4,139	4,160
Subordinated debt		9,321	8,228
Not Carried At Fair Value [member] | Fair Value [member]
Securities
Amortized cost		109,610	104,171
Loans
Residential mortgages		183,784	167,863
Consumer instalment and other personal		91,102	101,023
Credit cards		12,924	11,893
Business and government		368,725	357,027
Loans net of allowance for loan losses		656,535	637,806
Deposits		911,360	871,776
Securitization and structured entities' liabilities		21,769	23,739
Other liabilities		3,586	3,287
Subordinated debt		$ 9,430	$ 7,849

[1]	Amounts are net of ACL of $3 million ($3 million as at October 31, 2023).